Income Tax - Schedule of Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Major components of tax expense (income) [abstract]
Net loss for the year	$ 1,854,840	$ 2,829,485
Statutory rate	27.00%	27.00%
Recovery of income taxes at statutory rates	$ 500,807	$ 763,961
Non-deductible permanent differences	(48,142)	17,510
Change in unrecognized deferred income tax assets	25,654	(623,507)
Other		(29,837)
Tax recovery for the year	$ 478,319	$ 128,127